[WILLKIE FARR & GALLAGHER LLP
787 SEVENTH AVENUE
NEW YORK, NY 10019]

October 17, 2006

VIA EDGAR

James E. O’Connor, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:iShares S&P U.S. Preferred Stock Index Fund of iShares Trust
      Amendment No. 59 to the Registration Statement on Form N-1A
      File Nos. 333-92935 and 811-09729

Dear Mr. O’Connor:

On behalf of iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) of iShares Trust, a Delaware statutory trust (the “Trust”), we are hereby filing
Post-Effective Amendment No. 59 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment
Company Act of 1940.

As discussed in the explanatory note on the facing sheet of the Amendment, the Amendment is being filed to establish a new proposed effective date for Post-Effective Amendment Nos. 46, 53, 54, 55, and 57 to the Trust’s Registration Statement, the first of which was filed on July 5, 2006 to add the Fund as a new series of the Trust.

Please do not hesitate to contact me at (212) 728-8970 if you have any questions regarding the Amendment.

Very truly yours,

/s/ P. Jay Spinola

P. Jay Spinola

cc: Adam Mizock, Esq.